UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         DundeeWealth US, LP
                 ------------------------------------
   Address:      1160 West Swedesford Road, Suite 140
                 ------------------------------------
                 Berwyn, PA 19312
                 ------------------------------------

Form 13F File Number: 28-14406
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David C. Lebisky
         -----------------------------------
Title:   Director, Regulatory Administration
         -----------------------------------
Phone:   610-854-0902
         -----------------------------------

Signature, Place, and Date of Signing:

   /s/ David C. Lebisky               Berwyn, PA          August 14, 2012
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-11685                    GCIC Ltd.
       ---------------          -----------------------------------------
    28-11021                    Mount Lucas Management LP
       ---------------          -----------------------------------------
    28-03459                    Smith Asset Management Group LP
       ---------------          -----------------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 10
                                        --------------------

Form 13F Information Table Value Total: 44,297
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                            TITLE OF                 VALUE      SHRS                       INVESTMENT    OTHER   VOTING AUTHORITY
          ISSUER              CLASS       CUSIP    (X$1000)  OR PRN AMT  SH/PRN  PUT/CALL  DISCRETION  MANAGERS       SHARED
-------------------------  -----------  ---------  --------  ----------  ------  --------  ----------  --------  ----------------
Avago Technologies, Ltd        SHS      Y04863104     4,380     122,012  SH                   OTHER                   122,012
Check Point Software
   Technologies, Ltd.          ORD      M22465104     4,237      85,450  SH                   OTHER                    85,450
Chicago Bridge & Iron Co.  NY Registry
   NV                           SH      167250109     4,174     109,948  SH                   OTHER                   109,948
iShares MSCI EAFE Index     MSCI EAFE
   Fund                       INDEX     464287465     6,717     134,438  SH                   OTHER                   134,438
LyondellBasell Industries
   NV                         A SHS     N53745100     3,832      95,146  SH                   OTHER                    95,146
NXP Semiconductors NV          COM      N6596X109     4,597     197,715  SH                   OTHER                   197,715
Seadrill, Ltd.                 SHS      G7945E105     4,335     121,433  SH                   OTHER                   121,433
Valeant Pharmaceuticals
   International, Inc.         COM      91911K102     3,817      85,101  SH                   OTHER                    85,101
Virgin Media, Inc.             COM      92769L101     4,118     168,835  SH                   OTHER                   168,835
Yamana Gold, Inc.              COM      98462Y100     4,090     265,059  SH                   OTHER                   265,059